Concentrations, Risks and Uncertainties - Schedule of Concentration of Sales Revenues and Sales Costs (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 7,147,697	$ 978,564
Cost of revenue	7,106,672	964,440
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue		$ 965,210
Concentration risk , percentage		98.60%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 746,516
Concentration risk , percentage	10.40%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 690,197
Concentration risk , percentage	9.70%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 658,132
Concentration risk , percentage	9.20%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 647,996
Concentration risk , percentage	9.10%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 522,038
Concentration risk , percentage	7.30%
Customer Concentration Risk [Member] | Third-Party Customers [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 3,264,878	$ 965,210
Concentration risk , percentage	45.70%	98.60%
Supplier Concentration Risk [Member] | Supplier A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue		$ 533,811
Concentration risk , percentage		55.40%
Supplier Concentration Risk [Member] | Supplier B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue		$ 368,994
Concentration risk , percentage		38.30%
Supplier Concentration Risk [Member] | Supplier C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue	$ 772,238
Concentration risk , percentage	10.90%
Supplier Concentration Risk [Member] | Supplier D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue	$ 753,303
Concentration risk , percentage	10.60%
Supplier Concentration Risk [Member] | Supplier E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue	$ 651,579
Concentration risk , percentage	9.20%
Supplier Concentration Risk [Member] | Supplier F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue	$ 646,715
Concentration risk , percentage	9.10%
Supplier Concentration Risk [Member] | Supplier G [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue	$ 629,904
Concentration risk , percentage	8.90%
Supplier Concentration Risk [Member] | Third Party Supplier [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Cost of revenue	$ 3,453,739	$ 902,805
Concentration risk , percentage	48.70%	93.70%